Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Schedule of Investments in Associates and Joint Ventures

	Joint ventures £m	Associates £m	2023 Total £m	Joint ventures £m	Associates £m	2022 Total £m
At 1 January	10	64	74	12	76	88
Exchange adjustments	–	(3)	(3)	1	1	2
Additions	–	–	–	–	1	1
Disposals	(7)	–	(7)	–	–	–
Distributions received	–	(11)	(11)	–	(6)	(6)
Net fair value movements through other comprehensive income	–	7	7	–	(9)	(9)
Impairment of interest in associates	–	–	–	–	–	–
Profit/(loss) after tax recognised in the consolidated income statement	(3)	(2)	(5)	(3)	1	(2)
At 31 December	–	55	55	10	64	74